Consolidated Balance Sheets (Parenthetical) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Statement of Financial Position [Abstract]
Common Stock, par value per share	$ 0.01	$ 0.01	$ 0.01
Common Stock, shares authorized	100,000,000	100,000,000	100,000,000
Common Stock, shares issued	35,885,900	43,885,900	28,885,900
Common Stock, shares outstanding	35,885,900	43,885,900	28,885,900
Preferred Stock, par value per share	$ 5	$ 5	$ 5
Preferred Stock, shares authorized	10,000,000	10,000,000	10,000,000
Preferred Stock, shares issued	0	0	0
Preferred Stock, shares outstanding	0	0	0